Angel Oak Mortgage Trust 2020-3 ABS-15G

Exhibit 99.10

Data Compare - REP-5164
Run Date - 2/23/2020 6:43:45 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Compare Status	Alternate Loan ID
900000755			DTI	43.06	43.10	Verified